Trade Receivables, Net	12 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET
NOTE 7 –	TRADE RECEIVABLES, NET

	December 31,
	2024	2023
	USD in thousands

Account receivable	8,325	10,051
Unbilled receivable	768	902
Checks collectible	29	27
Allowance for doubtful debt	(1,225)	(1,113)
Trade receivables, net	7,897	9,867

The Company grants its customers interest-free credit for an average period of 90 days. Impaired debts are accounted for through recording an allowance for doubtful accounts.

The Company policy is to accrue a provision of 5% out of overdue debts in a period greater than 120 days.

For debts greater than 364 days a specific provision will accrue in full.

Following is information about the credit risk exposure of the Company’s trade receivables:

		Past due trade receivables
	Not past due	< 30 days	31-60 days	60-90 days	90-120 days	>120 days	Total
	USD in thousands
Trade receivables before allowance for doubtful accounts	4,897*	168	111	50	10	3,886	9,122

Allowance for doubtful accounts	-	-	-	-	-	1,225	1,225

December 31, 2024	4,897	168	111	50	10	2,661	7,897

December 31, 2023	4,349	1,838	1,341	989	520	830	9,779

(*)	Includes unbilled account receivables balance